Statement of Cash Flows	1 Months Ended
Jun. 30, 2018 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (77,636)
Adjustments to reconcile net loss to net cash from operating activities:
Unrealized appreciation to value of investment	(1,875)
CHANGES IN OPERATING ASSETS AND LIABILITIES
Due to related party	79,511
NET CASH FROM OPERATING ACTIVITIES
NET CHANGE IN CASH
Cash at Beginning of period
Cash at End of period
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non cash investing and financing activities
Proceeds from issuance of common stock collected by third party	750,000
Purchase of Uranium by third party on behalf of the Company	$ 111,500